PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

5. PROPERTY AND EQUIPMENT

Property and equipment consists of the following at March 31, 2013 and December 31, 2012:

	2013	2012

Office and computer equipment	$35,076	$35,076
Furniture and fixtures	47,686	47,686
Restaurant furnishings and equipment	2,850,599	2,826,760
	2,933,361	2,909,522
Accumulated depreciation	(706,424)	(593,376)
	$2,226,937	$2,316,146

Restaurant furnishings and equipment consists of leasehold improvements, and bar, kitchen and restaurant equipment used in our five locations opened as of March 31, 2013. Depreciation expense was $109,091 and $76,265 for the three months ended March 31, 2013 and 2012, respectively, including $13,289 and $8,243 for capital lease assets. Restaurant furnishings and equipment includes capital lease assets from three of our South African restaurants of $141,413 with a net book value of $82,941 and $96,230 at March 31, 2013 and December 31, 2012, respectively.

5.	PROPERTY AND EQUIPMENT

Property and equipment consists of the following at December 31, 2012 and 2011:

	2012	2011

Office and computer equipment	$35,076	$32,179
Furniture and fixtures	47,686	67,794
Construction in progress	-	217,001
Restaurant furnishings and equipment	2,826,760	1,437,729
	2,909,522	1,754,703
Accumulated depreciation	(593,376)	(249,644)
	$2,316,146	$1,505,059

Construction in progress consists of costs incurred as of December 31, 2011 for our Emperor’s Palace location in Johannesburg, South Africa, which opened in February 2012. Restaurant furnishings and equipment consists of leasehold improvements, and bar, kitchen and restaurant equipment used in our five locations opened as of December 31, 2012. Depreciation expense was $364,645 and $74,238 for the years ended December 31, 2012, and December 31, 2011, respectively, including $35,314 and $9,869 for capital lease assets. Restaurant furnishings and equipment includes capital lease assets from three of our South African restaurants of $141,413 with a net book value of $96,230 and $131,544 at December 31, 2012 and December 31, 2011, respectively.